Financial risk management - Schedule of changes in level 3 financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	£ 3,088
Financial assets (liabilities) at end of period	5,227	£ 3,088
Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	406	297
Net gains/(losses) for the year	(118)	42
Purchases	45	19
Settlements	(19)	48
Reclassifications/transfers out of Level 3	9	0
Financial assets (liabilities) at end of period	323	406
Level 3 | Financing derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	(64)	(100)
Net gains/(losses) for the year	0	36
Purchases	0	0
Settlements	0	0
Reclassifications/transfers out of Level 3	0	0
Financial assets (liabilities) at end of period	(64)	(64)
Gain (loss) on assets held at end of year	0	36
Level 3 | Commodity contract derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	(13)	(36)
Net gains/(losses) for the year	(41)	0
Purchases	0	(16)
Settlements	25	39
Reclassifications/transfers out of Level 3	9	0
Financial assets (liabilities) at end of period	(20)	(13)
Gain (loss) on assets held at end of year	(6)	(18)
Level 3 | Other
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	483	433
Net gains/(losses) for the year	(77)	6
Purchases	45	35
Settlements	(44)	9
Reclassifications/transfers out of Level 3	0	0
Financial assets (liabilities) at end of period	£ 407	£ 483